SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS (Details) - shares	3 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Jun. 30, 2025		Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	158,681		189,936		190,146		192,918
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	30,250		250		250		250
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			33,239				33,173
Series C Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		[1]	152,933	[1]		[2]	152,933	[2]
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	128,431		3,514		189,896		6,562

[1]	Only convertible ratably upon exercise of Series B Warrants
[2]	Only convertible ratably upon exercise of Series B Warrants